UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end: Date of reporting period:	03/31 03/31/18

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Institutional Preferred Money Market Fund

ANNUAL REPORT March 31, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE IN FORMATION

Back Cover

Dreyfus Institutional Preferred Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2018. During the reporting period, the fund’s Hamilton shares produced a yield of 1.15%, and its Institutional shares produced a yield of 1.20%. Taking into account the effects of compounding, the fund’s Hamilton and Institutional shares also produced effective yields of 1.15% and 1.21%, respectively, for the same period.1

Yields of money market instruments climbed over the reporting period in response to three increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Effective July 31, 2017, Participant shares are no longer offered by the fund.

Effective September 8, 2017, the fund’s Administrative shares were converted to Hamilton shares. Administrative shares are no longer offered by the fund.

Less Accommodative Monetary Policy Boosted Interest Rates

The reporting period began in the midst of positive investor sentiment as investors and monetary policymakers looked forward to stronger economic growth stemming, in part, from the business-friendly policies of a new presidential administration. Just weeks before the start of the reporting period, the Fed responded to these developments by raising the overnight federal funds rate to between 0.75% and 1.00%.

Consumer confidence moderated in April, and U.S. manufacturing activity slowed, but corporate earnings grew more than expected. The labor market produced 175,000 new jobs and an unemployment rate of 4.4%. In May, 155,000 new jobs were created, and the unemployment rate slid to 4.3%. Manufacturing activity expanded in June with 15 of 18 manufacturing industries reporting growth. The unemployment rate ticked higher to 4.4%, and 239,000 new jobs were added. The Fed again raised short-term interest rates, sending the federal funds rate to between 1.00% and 1.25%. The U.S. economy grew at a 3.1% annualized rate during the second quarter of 2017.

The economy generated 190,000 new jobs in July, and the unemployment rate returned to 4.3%. Activity in the manufacturing and services sectors continued to grow, but at slower rates than previously. In August, 221,000 jobs were added, and the unemployment rate rose to 4.4%. Housing starts exceeded forecasts, but retail sales generally disappointed.

September saw U.S. factory activity climb to a 13-year high as companies invested to make their operations more efficient. The labor market produced only 14,000 new jobs, in part due to hurricanes affecting Florida and Texas. Yet, the unemployment rate fell to 4.2%. The U.S. economy expanded at a 3.2% annualized rate over the third quarter.

2

The unemployment rate declined to 4.1% in October, its lowest level since December 2000, and 271,000 jobs were created. Automobile purchases increased 0.7% as Gulf Coast residents replaced flood-damaged vehicles. The U.S. economy added 216,000 jobs in November, and the unemployment rate remained at 4.1%. The Fed implemented its third interest-rate hike of 2017 in mid-December, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate remained at 4.1% and 175,000 new jobs were created. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to the enactment of federal tax reform legislation. The U.S. economy grew at an annualized 2.6% rate during the fourth quarter.

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk. Hourly wages began to rise at their strongest pace since the 2008 recession, suggesting that inflation might begin to accelerate. February saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of an estimated 326,000 jobs. The unemployment rate stayed steady at 4.1% for the fifth consecutive month. Manufacturing activity continued to expand, and consumer confidence remained high. Volatility in the financial markets remained high in March, when investors reacted nervously to rhetoric regarding potential new trade tariffs. Job creation trailed off compared to previous months with an estimated 103,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1%, but consumer confidence fell slightly due to worries about potential trade disputes.

Additional Rate Hikes Expected

The Fed has continued to moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019. In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin
Chief Investment Officer of BNY Mellon Cash Investment Strategies
April 16, 2018

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2017 to March 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2018
	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,006.70	$1,006.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2018
	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.50	$.81
Ending value (after expenses)	$1,024.43	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .16% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

March 31, 2018

Description	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 14.4%
BNP Paribas/NY (Yankee)
1.86%, 4/2/18, 1 Month LIBOR + .20%	50,000,000	[a]	49,984,755
KBC Bank NV/New York (Yankee)
1.70%, 4/2/18	160,000,000		159,999,376
Lloyds Bank PLC (Yankee)
1.96%, 4/16/18, 1 Month LIBOR + .17%	50,000,000	[a]	49,987,915
Mizuho Bank Ltd. (Yankee)
2.05%, 4/30/18, 1 Month LIBOR + .17%	100,000,000	[a,b]	99,987,545
Sumitomo Mitsui Trust Bank (Yankee)
1.76%, 5/1/18	60,000,000	[b]	59,993,244
Toronto-Dominion Bank/NY (Yankee)
1.96%, 4/16/18, 1 Month LIBOR + .18%	50,000,000	[a,b]	50,004,705
Wells Fargo Bank NA
1.99%, 4/12/18, 1 Month LIBOR + .25%	40,000,000	[a]	39,949,624
Total Negotiable Bank Certificates of Deposit (cost $510,000,000)			509,907,164

Commercial Paper - 33.6%

Collateralized Commercial Paper Program Co., LLC
2.04%, 4/26/18, 1 Month LIBOR + .17%	100,000,000	[a]	100,018,400
Commonwealth Bank of Australia
1.86%, 4/23/18, 3 Month LIBOR + .12%	50,000,000	[a,b]	50,002,375
Danske Corporation
2.10%, 6/6/18	60,000,000	[b]	59,747,808
DBS Bank Ltd.
2.11%, 6/5/18	150,000,000	[b]	149,393,100
Mitsubishi UFJ Trust and Banking Corp.
1.76%, 4/19/18	50,000,000	[b]	49,948,640
Mitsubishi UFJ Trust and Banking Corp.
1.78%, 4/25/18	70,000,000	[b]	69,906,186
Mizuho Bank Ltd.
2.07%, 5/29/18	25,000,000	[b]	24,914,093
National Australia Bank Ltd.
2.11%, 4/16/18, 1 Month LIBOR + .33%	125,000,000	[a,b]	124,963,362
Nederlandse Waterschapsbank
1.76%, 5/2/18	100,000,000	[b]	99,798,460
Nederlandse Waterschapsbank
2.02%, 4/13/18	50,000,000	[b]	49,960,835
NRW.Bank
1.86%, 4/23/18	125,000,000	[b]	124,841,925
Oversea-Chinese Banking Corp.
2.03%, 5/23/18	100,000,000		99,677,940

5

STATEMENT OF INVESTMENTS (continued)

Description	Principal Amount ($)		Value ($)
Commercial Paper - 33.6% (continued)
Societe Generale
1.62%, 4/2/18	11,000,000	[b]	10,997,910
Toronto-Dominion Bank/NY
2.02%, 4/23/18, 1 Month LIBOR + .16%	25,000,000	[a,b]	25,004,798
United Overseas Bank Ltd.
2.03%, 6/11/18	100,000,000	[b]	99,552,920
United Overseas Bank Ltd.
2.03%, 6/13/18	25,000,000	[b]	24,884,680
Westpac Banking Corp.
1.84%, 4/3/18, 1 Month LIBOR + .19%	25,000,000	[a,b]	24,985,590
Total Commercial Paper (cost $1,188,873,283)			1,188,599,022

Asset-Backed Commercial Paper - 5.9%

Atlantic Asset Securitization Corp.
2.32%, 6/19/18	50,000,000	[b]	49,742,270
Matchpoint Finance PLC
1.72%, 4/2/18	33,000,000	[b]	32,993,387
Nieuw Amsterdam Receivables Corp.
1.73%, 4/6/18	125,000,000	[b]	124,951,137
Total Asset-Backed Commercial Paper (cost $207,714,930)			207,686,794

Time Deposits - 27.7%

Australia and New Zealand Banking Group (Grand Cayman)
1.67%, 4/2/18	150,000,000		150,000,000
DnB Bank (Grand Cayman)
1.64%, 4/2/18	170,000,000		170,000,000
DZ Bank
1.67%, 4/2/18	170,000,000		170,000,000
ING Bank (London)
1.69%, 4/3/18	150,000,000		150,000,000
Svenska Handelsbanken (Grand Cayman)
1.64%, 4/2/18	170,000,000		170,000,000
Swedbank
1.64%, 4/2/18	170,000,000		170,000,000
Total Time Deposits (cost $980,000,000)			980,000,000

U.S. Treasury Bills - 2.9%

U.S. Treasury Bills
1.68%, 4/12/18 (cost $99,948,820)	100,000,000		99,954,380

6

Description	Principal Amount ($)	Value ($)

Repurchase Agreements - 15.5%

ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.79%, dated 3/29/18, due 4/2/18 in the amount of $257,051,114 (fully collateralized by $264,645,828 U.S. Treasuries, 1%-3.75%, due 8/31/18-5/15/47, value $262,140,007)	257,000,000	257,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 1.81%, dated 3/29/18, due 4/2/18 in the amount of $100,020,111 (fully collateralized by $83,938,073 Asset-Backed Securities, 0%-6.20%, due 11/15/19-4/30/47, value $67,593,131, $30,810,532 Corporate Debt Securities, 2.04%-8.13%, due 4/1/19-12/15/55, value $33,430,403 and $1,975,700 Private Label Collateralized Mortgage Obligations, 3.66%, due 2/25/48, value $1,976,466)	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc.
Tri-Party Agreement thru BNY Mellon, 1.92%, dated 3/29/18, due 4/2/18 in the amount of $50,010,667 (fully collateralized by $483,558,339 Agency Collateralized Mortgage Obligations, Interest Only, due 4/15/34-7/25/47, value $52,766,780 and $1,335,704 Agency Mortgage-Backed Securities, Interest Only, due 9/1/46, value $1,164,708)	50,000,000	50,000,000
HSBC USA Inc.
Tri-Party Agreement thru JP Morgan Chase Bank, 1.88%, dated 3/29/18, due 4/2/18 in the amount of $75,015,667 (fully collateralized by $174,546,850 Corporate Debt Securities, 4.13%-11.25%, due 6/15/18-8/15/39, value $78,753,806)	75,000,000	75,000,000
Wells Fargo Securities LLC
Tri-Party Agreement thru BNY Mellon, 1.88%, dated 3/29/18, due 4/5/18 in the amount of $65,023,761 (fully collateralized by Equities, value $71,500,002)	65,000,000	65,000,000
Total Repurchase Agreements (cost $547,000,000)		547,000,000
Total Investments (cost $3,533,537,033)	100.0%	3,533,147,360
Cash and Receivables (Net)	.0%	1,462,054
Net Assets	100.0%	3,534,609,414

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $1,406,574,970 or 39.79% of net assets.

7

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banking	75.7
Repurchase Agreements	15.5
Asset-Backed/MultiSeller Programs	5.9
U.S. Treasury Bills	2.9
100.0

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $547,000,000) —Note 1(b)	3,533,537,033	3,533,147,360
Cash		661,737
Interest receivable		1,048,656
		3,534,857,753
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		248,339
		248,339
Net Assets ($)		3,534,609,414
Composition of Net Assets ($):
Paid-in capital		3,534,968,026
Accumulated net realized gain (loss) on investments		31,061
Accumulated net unrealized appreciation (depreciation) on investments		(389,673)
Net Assets ($)		3,534,609,414

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	3,467,644,689	66,964,725
Shares Outstanding	3,468,110,535	66,973,668
Net Asset Value Per Share ($)	0.9999	0.9999

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended March 31, 2018

Investment Income ($):
Interest Income	39,987,368
Expenses:
Management fee—Note 2(a)	3,029,541
Service Plan fees—Note 2(b)	146,720
Trustees’ fees—Note 2(a,c)	42,978
Total Expenses	3,219,239
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(42,978)
Net Expenses	3,176,261
Investment Income—Net	36,811,107
Realized and Unrealized Gain (Loss) on Investments—Note1 (b) ($):
Net realized gain (loss) on investments	31,061
Net unrealized appreciation (depreciation) on investments	(542,688)
Net Realized and Unrealized Gain (Loss) on Investments	(511,627)
Net Increase in Net Assets Resulting from Operations	36,299,480

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2018	[a]	2017	[b,c]
Operations ($):
Investment income—net	36,811,107		12,295,146
Net realized gain (loss) on investments	31,061		13,423
Net unrealized appreciation (depreciation) on investments	(542,688)		153,015
Net Increase (Decrease) in Net Assets Resulting from Operations	36,299,480		12,461,584
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(34,155,556)		(11,156,156)
Hamilton Shares	(2,620,100)		(1,107,298)
Administrative Shares	(48,801)		(35,176)
Participant Shares	(73)		(49)
Total Distributions	(36,824,530)		(12,298,679)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	13,192,052,304		19,111,690,817
Hamilton Shares	2,089,632,724		1,235,669,201
Administrative Shares	-		45,851
Participant Shares	-		40,003
Net assets received in connection with reorganization—Note 1	-		1,497,978,305
Distributions reinvested:
Institutional Shares	33,751,464		10,054,728
Hamilton Shares	1,602,664		521,940
Administrative Shares	1,162		1,909
Cost of shares redeemed:
Institutional Shares	(12,915,772,384)		(19,490,326,070)
Hamilton Shares	(2,290,869,328)		(2,622,027,979)
Administrative Shares	(12,823,015)		(11,337,899)
Participant Shares	(40,000)		(328,617)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	97,535,591		(268,017,811)
Total Increase (Decrease) in Net Assets	97,010,541		(267,854,906)
Net Assets ($):
Beginning of Period	3,437,598,873		3,705,453,779
End of Period	3,534,609,414		3,437,598,873

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended March 31,
	2018	[a]	2017	[b,c]
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	13,191,800,904		19,111,336,429
Shares issued for distributions reinvested	33,751,307		10,054,332
Shares redeemed	(12,915,462,025)		(19,490,016,636)
Net Increase (Decrease) in Shares Outstanding	310,090,186		(368,625,875)
Hamilton Shares
Shares sold	2,089,562,341		1,235,615,334
Shares issued in connection with reorganization—Note 1	-		1,473,538,171
Shares issued for distributions reinvested	1,602,638		521,921
Shares redeemed	(2,290,774,878)		(2,621,895,881)
Net Increase (Decrease) in Shares Outstanding	(199,609,899)		87,779,545
Administrative Shares
Shares sold	-		45,852
Shares issued in connection with reorganization—Note 1	-		24,111,552
Shares issued for distributions reinvested	1,162		1,909
Shares redeemed	(12,822,909)		(11,337,566)
Net Increase (Decrease) in Shares Outstanding	(12,821,747)		12,821,747
Participant Shares
Shares sold	-		40,002
Shares issued in connection with reorganization—Note 1	-		328,582
Shares redeemed	(40,000)		(328,584)
Net Increase (Decrease) in Shares Outstanding	(40,000)		40,000

[a]

Effective July 31, 2017, Participant shares were terminated as separately designated class; effective September 8, 2017, 11,584,826 Administrative shares, representing all outstanding Administrative shares and $11,588,070, were exchanged for 11,588,070 Hamilton shares, and Administrative shares were terminated as a separately designated class.

[b]		On October 4, 2016, the fund commenced offering Administrative shares and Participant shares.
[c]		Effective October 10, 2016, the fund began calculating its net asset value to four decimals.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended March 31,

Institutional Shares	2018	2017[a]	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.0000	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.0121	.0050	.001	.001	.001
Net realized and unrealized gain (loss) on investments	(.0001)	.0000[b]	-	-	-
Total from Investment Operations:	.0120	.0050	.001	.001	.001
Distributions:
Dividends from investment income—net	(.0121)	(.0050)	(.001)	(.001)	(.001)
Net asset value, end of period	.9999	1.0000	1.00	1.00	1.00
Total Return (%)	1.20	.50	.14	.07	.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10	.10	.10	.10	.10
Ratio of net expenses to average net assets	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	1.22	.48	.13	.07	.07
Net Assets, end of period ($ x 1,000)	3,467,645	3,158,133	3,526,652	6,194,271	6,290,242

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.
b Amount represents less than $.001 per share.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended March 31,

Hamilton Shares	2018	2017[a]	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.0001	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.0115	.0044	.001	.000[b]	.000[b]
Net realized and unrealized gain (loss) on investments	(.0002)	.0001	-	-	-
Total from Investment Operations:	.0113	.0045	.001	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.0115)	(.0044)	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	.9999	1.0001	1.00	1.00	1.00
Total Return (%)	1.13	.45	.08	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16	.16	.16	.16	.16
Ratio of net investment income to average net assets	1.12	.51	.06	.01	.01
Net Assets, end of period ($ x 1,000)	66,965	266,604	178,801	353,503	519,926

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.
b Amount represents less than $.001 per share.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on October 4, 2016, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Institutional Cash Advantage Fund were transferred to the fund in tax free exchange for Hamilton shares, Administrative shares and Participant shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Institutional Cash Advantage Fund’s Institutional shares received Hamilton shares, Administrative shares and Investor shares received Administrative shares and Participant shares received Participant shares of the fund in an amount equal to the aggregate net asset value of their investment in Dreyfus Institutional Cash Advantage Fund’s shares at the time of the exchange. The net asset value of the fund’s shares on the close of business on October 4, 2016, after the reorganization was $1.00 for Hamilton shares, $1.00 for Administrative shares and $1.00 for Participant shares, and a total of 1,473,538,171 Hamilton shares, 24,111,552 Administrative shares and 328,582 Participant shares were issued to shareholders of Dreyfus Institutional Cash Advantage Fund’s Hamilton shares, Administrative shares and Participant shares, respectively in the exchange.

The Board approved the termination of the fund’s Participant shares as separately designated class effective as of the close of business on July 31, 2017. In addition, the Board also approved the conversion of the fund’s Administrative shares to Hamilton shares and the termination of Administrative shares as a separately designated class effective the close of business on September 8, 2017.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold

15

NOTES TO FINANCIAL STATEMENTS (continued)

to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares and Hamilton shares. Hamilton shares are subject to Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act, and, as such, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

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Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close

17

NOTES TO FINANCIAL STATEMENTS (continued)

of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,533,147,360
Level 3 - Significant Unobservable Inputs	-
Total	3,533,147,360

† See Statement of Investments for additional detailed categorizations.

At March 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the

18

fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2018, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2018 and March 31, 2017 were all ordinary income.

During the period ended March 31, 2018, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $13,423 and decreased accumulated net realized gain (loss) on investments by the

19

NOTES TO FINANCIAL STATEMENTS (continued)

same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended March 31, 2018, fees reimbursed by Dreyfus amounted to $42,978.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, relating to its Hamilton shares, the fund pays the Distributor for distributing these shares and the fund paid the Distributor for distributing Administrative and Participant shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .06%, .12% and .45% of the value of the average daily net assets of the fund’s Hamilton, Administrative and Participant shares, respectively. The Distributor may pay one or more Service Agents (securities dealers, financial institutions or other industry professionals) a fee with respect to the fund’s Hamilton, Administrative and Participant shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended March 31, 2018, the fund’s Hamilton, Administrative and Participant shares were charged $140,260, $6,400 and $60, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $270,068 and Service Plan fees $5,976, which are offset against an expense reimbursement currently in effect in the amount of $27,705.

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(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

At March 31, 2018, the cost of investments for federal income tax purposes was $3,533,537,033; accordingly, accumulated net unrealized depreciation on investments was $389,673, consisting of $35,838 gross unrealized appreciation and $425,511 gross unrealized depreciation.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) (the “Fund”), including the statement of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
May 23, 2018

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IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 76.54% of ordinary income dividends paid during the fiscal year ended March 31, 2018 as qualifying “interest-related dividends.”

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BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1997)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 124

———————

Francine J. Bovich (66)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Director, Annaly Capital Management, Inc., a real estate investment trust (May 2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Gordon J. Davis (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (71)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Senior Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

24

Nathan Leventhal (75)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (54)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Roslyn M. Watson (68)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 58

———————

Benaree Pratt Wiley (71)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 79

———————

25

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

J. Charles Cardona (62)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 33

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

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OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017; from March 2013 to December 2017 Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

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OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since September 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

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NOTES

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For More Information

Dreyfus Institutional Preferred Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0194AR0318

Dreyfus Institutional Preferred Government Plus Money Market Fund

ANNUAL REPORT March 31, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Plus Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Government Plus Money Market Fund covers the 12-month period ended March 31, 2018. During the reporting period, the fund produced a yield of 1.05% and, taking into account the effects of compounding, an effective yield of 1.06%.1

Yields of money market instruments climbed over the reporting period in response to sustained economic growth, more stimulative fiscal policies, and three increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Less Accommodative Monetary Policy Boosted Interest Rates

The reporting period began in the midst of positive investor sentiment as investors and monetary policymakers looked forward to stronger economic growth stemming, in part, from the business-friendly policies of a new presidential administration. Just weeks before the start of the reporting period, the Fed responded to these developments by raising the overnight federal funds rate to between 0.75% and 1.00%.

Consumer confidence moderated in April and U.S. manufacturing activity slowed, but corporate earnings grew more than expected. The labor market produced 175,000 new jobs and an unemployment rate of 4.4%. In May, 155,000 new jobs were created, and the unemployment rate slid to 4.3%. Manufacturing activity expanded in June with 15 of 18 manufacturing industries reporting growth. The unemployment rate ticked higher to 4.4%, and 239,000 new jobs were added. The Fed again raised short-term interest rates, sending the federal funds rate to between 1.00% and 1.25%. The U.S. economy grew at a 3.1% annualized rate during the second quarter of 2017.

The economy generated 190,000 new jobs in July, and the unemployment rate returned to 4.3%. Activity in the manufacturing and services sectors continued to grow, but at slower rates than previously. In August, 221,000 jobs were added, and the unemployment rate rose to 4.4%. Housing starts exceeded forecasts, but retail sales generally disappointed.

September saw U.S. factory activity climb to a 13-year high as companies invested to make their operations more efficient. The labor market produced only 14,000 new jobs, in part due to hurricanes affecting Florida and Texas. Yet, the unemployment rate fell to 4.2%. The U.S. economy expanded at a 3.2% annualized rate over the third quarter.

The unemployment rate declined to 4.1% in October, its lowest level since December 2000, and 271,000 jobs were created. Automobile purchases increased 0.7% as Gulf Coast

2

residents replaced flood-damaged vehicles. The U.S. economy added 216,000 jobs in November, and the unemployment rate remained at 4.1%. The Fed implemented its third interest-rate hike of 2017 in mid-December, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate remained at 4.1% and 175,000 new jobs were created. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to the enactment of federal tax reform legislation. The U.S. economy grew at an annualized 2.6% rate during the fourth quarter.

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk. Hourly wages began to rise at their strongest pace since the 2008 recession, suggesting that inflation might begin to accelerate. February saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of an estimated 326,000 jobs. The unemployment rate stayed steady at 4.1% for the fifth consecutive month. Manufacturing activity continued to expand, and consumer confidence remained high. Volatility in the financial markets remained high in March, when investors reacted nervously to rhetoric regarding potential new trade tariffs. Job creation trailed off compared to previous months with an estimated 103,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1%, but consumer confidence fell slightly due to worries about potential trade disputes.

Additional Rate Hikes Expected

The Fed has continued to moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019. In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Chief Investment Officer of BNY Mellon Cash Investment Strategies
April 16, 2018

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Plus Money Market Fund from October 1, 2017 to March 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2018

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,006.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2018

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,024.93

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

March 31, 2018

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 15.6%
Federal Home Loan Bank:
4/6/18	1.60	14,500,000	[a]	14,496,778
4/11/18	1.68	5,700,000	[a]	5,697,340
4/13/18	1.71	80,000,000	[a]	79,954,560
4/24/18	1.73	90,000,000	[a]	89,900,812
Total U.S. Government Agencies (cost $190,049,490)				190,049,490

U.S. Treasury Bills - 84.5%
4/5/18	1.56	139,000,000	[a]	138,975,968
4/12/18	1.59	350,000,000	[a]	349,830,264
4/19/18	1.64	439,000,000	[a]	438,641,023
5/10/18	1.52	100,000,000	[a]	99,836,416
Total U.S. Treasury Bills (cost $1,027,283,671)				1,027,283,671
Total Investments (cost $1,217,333,161)		100.1%		1,217,333,161
Liabilities, Less Cash and Receivables		(.1%)		(667,922)
Net Assets		100.0%		1,216,665,239

a Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	84.5
Federal Home Loan Bank	15.6
100.1

† Based on net assets.
See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,217,333,161	1,217,333,161
Due from The Dreyfus Corporation—Note 2(b)		10,560
		1,217,343,721
Liabilities ($):
Cash overdraft due to Custodian		678,482
		678,482
Net Assets ($)		1,216,665,239
Composition of Net Assets ($):
Paid-in capital		1,216,682,254
Accumulated net realized gain (loss) on investments		(17,015)
Net Assets ($)		1,216,665,239
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		1,216,682,254
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Year Ended March 31, 2018

Investment Income ($):
Interest Income	15,058,150
Expenses:
Management fee—Note 2(a)	1,437,350
Trustees’ fees—Note 2(a,c)	20,631
Total Expenses	1,457,981
Less—reduction in expenses due to undertaking—Note 2(a)	(1,437,350)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(20,631)
Net Expenses	-
Investment Income—Net	15,058,150
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(9,368)
Net Increase in Net Assets Resulting from Operations	15,048,782

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2018	2017
Operations ($):
Investment income—net	15,058,150	5,555,597
Net realized gain (loss) on investments	(9,368)	(2,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,048,782	5,553,522
Distributions to Shareholders from ($):
Investment income—net	(15,058,150)	(5,555,597)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	5,243,781,272	5,253,377,190
Cost of shares redeemed	(5,562,556,081)	(5,603,299,808)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(318,774,809)	(349,922,618)
Total Increase (Decrease) in Net Assets	(318,784,177)	(349,924,693)
Net Assets ($):
Beginning of Period	1,535,449,416	1,885,374,109
End of Period	1,216,665,239	1,535,449,416

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended March 31,
	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.004	.002	.001	.001
Distributions:
Dividends from investment income—net	(.011)	(.004)	(.002)	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.06	.38	.16	.09	.08
Ratio of total expenses to average net assets	.10	.10	.10	.10	.10
Ratio of net expenses to average net assets	.00	.00	.00	.00	.00
Ratio of net investment income to average net assets	1.05	.37	.16	.09	.08
Net Assets, end of period ($ x 1,000)	1,216,665	1,535,449	1,885,374	1,691,226	1,261,122

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2018, all of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

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(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

11

NOTES TO FINANCIAL STATEMENTS (continued)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,217,333,161
Level 3 - Significant Unobservable Inputs	-
Total	1,217,333,161

† See Statement of Investments for additional detailed categorizations.

At March 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

12

capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2018, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2018. The fund has $17,015 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2018 and March 31, 2017 were all ordinary income.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees

13

NOTES TO FINANCIAL STATEMENTS (continued)

(including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended March 31, 2018, fees reimbursed by Dreyfus amounted to $20,631.

Dreyfus had undertaken, from April 1, 2017 through March 31, 2018 to waive its management fee. The reduction in management fees, pursuant to the undertaking, amounted to $1,437,350 during the period ended March 31, 2018. The waiver is voluntary and not contractual, and can be terminated at any time.

(b) The components of “Due from The Dreyfus Corporation” in the Statement of Assets and Liabilities consist of: management fees $104,289, which are offset against an expense reimbursement currently in effect in the amount of $114,849.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Government Plus Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Government Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) (the “Fund”), including the statement of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Government Plus Money Market Fund at March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
May 23, 2018

15

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended March 31, 2018 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 98.95% of the ordinary income dividends paid during its fiscal year ended March 31, 2018 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

16

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1997)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 124

———————

Francine J. Bovich (66)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Director, Annaly Capital Management, Inc., a real estate investment trust (May 2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Gordon J. Davis (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (71)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Senior Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

17

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (75)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (54)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Roslyn M. Watson (68)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 58

———————

Benaree Pratt Wiley (71)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 79

———————

18

INTERESTED BOARD MEMBER

J. Charles Cardona (62)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 33

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

19

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017; from March 2013 to December 2017 Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

20

RICHARD CASSARO, Assistant Treasurer since September 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus Institutional Preferred Government Plus Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0286AR0318

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $69,404 in 2017 and $70,444 in 2018.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,933 in 2017 and $13,823 in 2018. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,018 in 2017 and $9,266 in 2018.These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $9 in 2017 and $25 in 2018. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2017 and $0 in 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,359,584 in 2017 and $27,707,928 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 29, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 29, 2018

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)